Share-based payments - Cash settled, Rustenberg and Marikana BEE transactions narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based payments
Share-based payment obligation	R 3,639	R 1,807	R 3,150	R 5,275
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)
Share-based payments
Percentage of payment or distribution	26.00%
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Marikana
Share-based payments
Share-based payment obligation	R 494	241	415
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Marikana | Pro Forma
Share-based payments
Share-based payment obligation	R 905	631	1,481
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Marikana | Phembani Group
Share-based payments
Dividend funding, as a percent	90.00%
Dividend cap amount	R 2,600
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Marikana | Marikana Shareholders
Share-based payments
Trickle dividend rate	10.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary
Share-based payments
Percentage of voting equity interests acquired	26.00%
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary | Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)
Share-based payments
Percentage of payment or distribution	74.00%
Incremental interest rate above highest cost of debt (as a percent)	0.20%
Facility capped amount	R 3,500
Percentage of voting equity interests acquired	26.00%
Post payment used to service the facility (as a percent)	85.00%
Post payment declared as a dividend (as a percent)	15.00%
Post payment declared as a dividend after repayment (as a percent)	100.00%
Percentage of expense restricted	44.80%
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary | Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Rustenburg Mine Community Trust | Pro Forma
Share-based payments
Share-based payment obligation	R 804	705	1,365
Sibanye Rustenburg Platinum Mines Proprietary Limited subsidiary | Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions) | Rustenburg Mine Employees Trust | Pro Forma
Share-based payments
Share-based payment obligation	R 986	R 864	R 1,673